Share-based payments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Cosan S.A. [member] | November 10th, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of continued employment under service conditions	6 months
Equity-settled plans [member] | December 31St 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions	5 years
Equity-settled plans [member] | December 31St 2024 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	3 years
Equity-settled plans [member] | December 31St 2024 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions	5 years
Equity-settled plans [member] | Cosan S.A. [member] | July 31st, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	50.00%
Period of continued employment under service conditions	3 years
Percentage of shares of share-based payment award for continued employment under performance conditions	50.00%
Equity-settled plans [member] | Cosan S.A. [member] | July 31st, 2025 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Cosan S.A. [member] | July 31st, 2025 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	150.00%
Equity-settled plans [member] | Rumo S.A. [member] | October 10th, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	3 years
Equity-settled plans [member] | Rumo S.A. [member] | October 10th, 2025 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Rumo S.A. [member] | October 10th, 2025 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	200.00%
Equity-settled plans [member] | Moove [member] | July 31st, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	6 years
Cash Settled Transactions [Member] | December 31St 2024 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	3 years
Cash Settled Transactions [Member] | December 31St 2024 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	5 years